Fair Value Measurements (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Fair Value Measurements [Abstarct]
Schedule of Fair Value of Assets and Liabilities Measured on a Recurring Basis

The following table presents the assets and liabilities that the Company measures at fair value on a recurring basis included in the condensed consolidated balance sheets and indicates the level of the valuation inputs the Company utilized to determine each asset’s and each liability’s fair value:

	Level	March 31, 2024 (Successor)	December 31, 2023 (Successor)
Assets
Available-for-sale investments(1)	1	$96,983	$—
Short-term investments	2	100,000	100,000
Total assets		$196,983	$100,000

Liabilities
Public Warrants	1	$25,004	$18,969
Private Placement Warrants	3	45,017	36,951
Earnout Shares	3	2,147	1,671
Total liabilities		$72,168	$57,591

(1)      $27,793 of these investments are classified as long-term on our consolidated balance sheet.

The following table presents information about the Company’s liabilities that are measured at fair value on a recurring basis as of December 31, 2023 (Successor) and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine each asset’s and each liability’s fair value:

Assets	Level 1	Level 2	Level 3	Total
Short-term Investments	$—	$100,000	$—	$100,000
Total	$—	$100,000	$—	$100,000
Liabilities	Level 1	Level 2	Level 3	Total
Public Warrants	$18,969	$—	$—	$18,969
Private Placement Warrants	—	—	36,951	36,951
Earnout Shares	—	—	1,671	1,671
Total	$18,969	$—	$38,622	$57,591
Liabilities	Level 1	Level 2	Level 3	Total
Option Liability	$—	$—	$5,174	$5,174
Total	$—	$—	$5,174	$5,174

Schedule of Reconciliation of the beginning and Ending Balances of Recurring Level 3 Fair Value Measurements

The following table contains a reconciliation of the beginning and ending balances of recurring level 3 fair value measurements included in the condensed consolidated statements of operations and comprehensive loss:

	March 31, 2024 (Successor)	March 31, 2023 (Predecessor)
Balance of recurring level 3 liabilities at beginning of period	$38,622	$5,174
Change in Earnout Shares liability and Warrant liability	8,542	—
Payments	—	(5,174)
Balance of recurring level 3 liabilities at end of period	$47,164	$—

The following table presents a reconciliation of the beginning and ending balances of recurring level 3 fair value measurements:

	June 8 – December 31, 2023 (Successor)	January 1 – June 7, 2023 (Predecessor)	January 1 – December 31, 2022 (Predecessor)
Balance of recurring level 3 liabilities at beginning of period	$63,851	$5,174	$1,459
Change in Earnout Shares liability and Warrant liability	(16,174)	—	—
Change in Option liability	—	—	3,715
Issuances	(9,055)	—	—
Payments	—	(5,174)	—
Balance of recurring level 3 liabilities at end of period	$38,622	$—	$5,174